Earnings per ordinary share - Summary of Earnings Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per ordinary share
Profit available for equity holders	$ 592	$ 414	$ 1,222
Basic weighted average number of ordinary shares (millions)	193	212	235
Basic earnings per ordinary share	$ 306.7	$ 195.3	$ 520.0
Diluted earnings per ordinary share
Profit available for equity holders	$ 592	$ 414	$ 1,222
Diluted weighted average number of ordinary shares (millions)	194	214	238
Diluted earnings per ordinary share	$ 305.2	$ 193.5	$ 513.4
Adjusted earnings per ordinary share
Profit available for equity holders	$ 592	$ 414	$ 1,222
Adjusting items (note 5):
Exceptional items before tax	(4)	29	(819)
Tax on exceptional items	2	(12)	8
Exceptional tax	(118)
Adjusted earnings	$ 472	$ 431	$ 411
Basic weighted average number of ordinary shares (millions)	193	212	235
Adjusted earnings per ordinary share	$ 2.446	$ 2.033	$ 1.749
Adjusted earnings	$ 472	$ 431	$ 411
Diluted weighted average number of ordinary shares (millions)	194	214	238
Adjusted diluted earnings per ordinary share	$ 2.433	$ 2.014	$ 1.727
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	193	212	235
Dilutive potential ordinary shares	1	2	3
Adjusted weighted average shares	194	214	238